Note 18 - Income Tax - Deferred Income Tax Components (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loss carry-forwards and other credits	$ 18,969	$ 19,056
Expenses not currently deductible	28,446	31,508
Revenue not currently taxable	(6,212)	(8,416)
Stock-based compensation	386	157
Investments	7,870	10,628
Provision for doubtful accounts	4,585	4,871
Financing fees	(330)	(83)
Net unrealized foreign exchange losses	68	126
Depreciation and amortization	(44,577)	(42,257)
Operating leases	7,998
Less: valuation allowance	(7,801)	(8,945)
Net deferred income tax asset	$ 9,402	$ 6,645